Financial Instruments (Details) (USD $)	6 Months Ended		12 Months Ended
	Dec. 31, 2012	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010 item
Cash Flow Interest Rate Swap Hedges
Amount reclassified from accumulated other comprehensive loss to comprehensive income					$ (4,200,000)
Effect of cash flow interest rate swap hedges on results
Unrealized gains/(losses)			(739,000)	10,537,000	(48,406,000)
Unrealized and realized losses on interest rate swaps			(155,173,000)	(121,379,000)	(137,181,000)
Cash Flow Hedges | Interest rate swap contracts
Cash Flow Interest Rate Swap Hedges
Fair value change of interest rate swaps		40,500,000
Fair Value	(307,048,000)		(307,048,000)	(412,452,000)
Hedge ineffectiveness gains		1,800,000	1,800,000	19,700,000	(600,000)
Unrealized gains (loss) related to fair value changes (not qualifying for hedge accounting)	62,700,000	2,200,000
Unrealized losses reclassified from accumulated OCI into earnings		67,700,000
Deferred realized losses reclassified from accumulated OCI into income				(200,000)	(8,600,000)
Change in fair value			105,400,000	19,500,000
Effect of cash flow interest rate swap hedges on results
Total realized losses			(159,700,000)	(163,800,000)	(129,400,000)
Realized losses deferred in Other Comprehensive Loss			7,000,000	31,300,000	38,500,000
Realized losses expensed in consolidated statements of comprehensive income			(152,700,000)	(132,500,000)	(90,900,000)
Amortization of deferred realized losses			(3,500,000)	(1,600,000)	(500,000)
Unrealized gains/(losses)			(900,000)	9,200,000	(45,700,000)
Accelerated amortization of deferred realized losses					(4,200,000)
Unrealized and realized losses on interest rate swaps			(157,100,000)	(124,900,000)	(141,300,000)
Number of new buildings cancelled which resulted in over-hedging position					3
Realized losses attributable to over-hedging position			19,000,000	38,900,000	28,800,000
Designated as hedging instruments | RBS | Interest rate swap contracts | 5.07% p.a.
Cash Flow Interest Rate Swap Hedges
Notional Amount on Effective Date	200,000,000		200,000,000
Fixed Rate (Danaos pays) (as a percent)	5.07%		5.07%
Floating Rate (Danaos receives) (as a percent)			USD LIBOR 3M BBA
Fair Value	(20,759,000)		(20,759,000)	(26,764,000)
Designated as hedging instruments | RBS | Interest rate swap contracts | 4.922% p.a.
Cash Flow Interest Rate Swap Hedges
Notional Amount on Effective Date	200,000,000		200,000,000
Fixed Rate (Danaos pays) (as a percent)	4.922%		4.922%
Floating Rate (Danaos receives) (as a percent)			USD LIBOR 3M BBA
Fair Value	(11,253,000)		(11,253,000)	(18,532,000)
Designated as hedging instruments | RBS | Interest rate swap contracts | 4.855% p.a.
Cash Flow Interest Rate Swap Hedges
Notional Amount on Effective Date	100,000,000		100,000,000
Fixed Rate (Danaos pays) (as a percent)	4.855%		4.855%
Floating Rate (Danaos receives) (as a percent)			USD LIBOR 3M BBA
Fair Value	(4,172,000)		(4,172,000)	(7,923,000)
Designated as hedging instruments | RBS | Interest rate swap contracts | 4.875% p.a.
Cash Flow Interest Rate Swap Hedges
Notional Amount on Effective Date	100,000,000		100,000,000
Fixed Rate (Danaos pays) (as a percent)	4.875%		4.875%
Floating Rate (Danaos receives) (as a percent)			USD LIBOR 3M BBA
Fair Value	(4,190,000)		(4,190,000)	(7,962,000)
Designated as hedging instruments | RBS | Interest rate swap contracts | 4.78% p.a.
Cash Flow Interest Rate Swap Hedges
Notional Amount on Effective Date	100,000,000		100,000,000
Fixed Rate (Danaos pays) (as a percent)	4.78%		4.78%
Floating Rate (Danaos receives) (as a percent)			USD LIBOR 3M BBA
Fair Value	(4,103,000)		(4,103,000)	(7,779,000)
Designated as hedging instruments | RBS | Interest rate swap contracts | 4.745% p.a.
Cash Flow Interest Rate Swap Hedges
Notional Amount on Effective Date	500,000,000		500,000,000
Fixed Rate (Danaos pays) (as a percent)	4.745%		4.745%
Floating Rate (Danaos receives) (as a percent)			USD LIBOR 3M BBA
Fair Value				(17,277,000)
Designated as hedging instruments | RBS | Interest rate swap contracts | 4.9775% p.a.
Cash Flow Interest Rate Swap Hedges
Notional Amount on Effective Date	200,000,000		200,000,000
Fixed Rate (Danaos pays) (as a percent)	4.9775%		4.9775%
Floating Rate (Danaos receives) (as a percent)			USD LIBOR 3M BBA
Fair Value	(15,882,000)		(15,882,000)	(22,604,000)
Designated as hedging instruments | RBS | Interest rate swap contracts | 5.07% p.a.
Cash Flow Interest Rate Swap Hedges
Notional Amount on Effective Date	100,000,000		100,000,000
Fixed Rate (Danaos pays) (as a percent)	5.07%		5.07%
Floating Rate (Danaos receives) (as a percent)			USD LIBOR 3M BBA
Fair Value	(13,424,000)		(13,424,000)	(15,664,000)
Designated as hedging instruments | RBS | Interest rate swap contracts | 5.12% p.a.
Cash Flow Interest Rate Swap Hedges
Notional Amount on Effective Date	100,000,000		100,000,000
Fixed Rate (Danaos pays) (as a percent)	5.12%		5.12%
Floating Rate (Danaos receives) (as a percent)			USD LIBOR 3M BBA
Fair Value	(13,523,000)		(13,523,000)	(15,826,000)
Designated as hedging instruments | HSH Nordbank | Interest rate swap contracts | 4.855% p.a.
Cash Flow Interest Rate Swap Hedges
Notional Amount on Effective Date	400,000,000		400,000,000
Fixed Rate (Danaos pays) (as a percent)	4.855%		4.855%
Floating Rate (Danaos receives) (as a percent)			USD LIBOR 3M BBA
Fair Value	(34,952,000)		(34,952,000)	(47,139,000)
Designated as hedging instruments | CITI | Interest rate swap contracts | 5.124% p.a.
Cash Flow Interest Rate Swap Hedges
Notional Amount on Effective Date	200,000,000		200,000,000
Fixed Rate (Danaos pays) (as a percent)	5.124%		5.124%
Floating Rate (Danaos receives) (as a percent)			USD LIBOR 3M BBA
Fair Value	(21,792,000)		(21,792,000)	(27,730,000)
Designated as hedging instruments | CITI | Interest rate swap contracts | 5.1775% p.a.
Cash Flow Interest Rate Swap Hedges
Notional Amount on Effective Date	200,000,000		200,000,000
Fixed Rate (Danaos pays) (as a percent)	5.1775%		5.1775%
Floating Rate (Danaos receives) (as a percent)			USD LIBOR 3M BBA
Fair Value	(22,116,000)		(22,116,000)	(28,143,000)
Designated as hedging instruments | CITI | Interest rate swap contracts | 4.9975% p.a.
Cash Flow Interest Rate Swap Hedges
Notional Amount on Effective Date	250,000,000		250,000,000
Fixed Rate (Danaos pays) (as a percent)	4.9975%		4.9975%
Floating Rate (Danaos receives) (as a percent)			USD LIBOR 3M BBA
Fair Value	(21,241,000)		(21,241,000)	(29,468,000)
Designated as hedging instruments | CITI | Interest rate swap contracts | 5.1% p.a.
Cash Flow Interest Rate Swap Hedges
Notional Amount on Effective Date	250,000,000		250,000,000
Fixed Rate (Danaos pays) (as a percent)	5.10%		5.10%
Floating Rate (Danaos receives) (as a percent)			USD LIBOR 3M BBA
Fair Value	(33,273,000)		(33,273,000)	(39,092,000)
Designated as hedging instruments | CITI | Interest rate swap contracts | 4.98% p.a.
Cash Flow Interest Rate Swap Hedges
Notional Amount on Effective Date	100,000,000		100,000,000
Fixed Rate (Danaos pays) (as a percent)	4.98%		4.98%
Floating Rate (Danaos receives) (as a percent)			USD LIBOR 3M BBA
Fair Value	(13,243,000)		(13,243,000)	(15,370,000)
Designated as hedging instruments | Eurobank | Interest rate swap contracts | 4.8125% p.a.
Cash Flow Interest Rate Swap Hedges
Notional Amount on Effective Date	200,000,000		200,000,000
Fixed Rate (Danaos pays) (as a percent)	4.8125%		4.8125%
Floating Rate (Danaos receives) (as a percent)			USD LIBOR 3M BBA
Fair Value	(25,725,000)		(25,725,000)	(29,584,000)
Not designated as hedging instruments | Interest rate swap contracts
Cash Flow Interest Rate Swap Hedges
Unrealized gains (loss) related to fair value changes (not qualifying for hedge accounting)			64,900,000	(10,300,000)	(36,500,000)
Not designated as hedging instruments | CITI | Interest rate swap contracts | 4.695% p.a.
Cash Flow Interest Rate Swap Hedges
Notional Amount on Effective Date	200,000,000		200,000,000
Fixed Rate (Danaos pays) (as a percent)	4.695%		4.695%
Floating Rate (Danaos receives) (as a percent)			USD LIBOR 3M BBA
Fair Value	(26,357,000)		(26,357,000)	(29,579,000)
Not designated as hedging instruments | Eurobank | Interest rate swap contracts | 4.755% p.a.
Cash Flow Interest Rate Swap Hedges
Notional Amount on Effective Date	200,000,000		200,000,000
Fixed Rate (Danaos pays) (as a percent)	4.755%		4.755%
Floating Rate (Danaos receives) (as a percent)			USD LIBOR 3M BBA
Fair Value	$ (21,043,000)		$ (21,043,000)	$ (26,016,000)